Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2023
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	2023	2022
Trade payables and accruals(1)	$77,886	$111,222
Royalties payable (2)	48,697	22,224
Wages, salaries and benefits payable	9,561	7,677
Amount due on the settlement of derivatives	5,209	—
Amount due to Royal Gold(3)	53,828	53,749
Liability for share-based compensation (note 20)	6,526	4,561
Total accounts payable and accrued liabilities	$201,707	$199,433
(1)Includes $12.5 million of provisionally-priced payables at the Molybdenum BU, subject to fair value adjustment as at December 31, 2023 (2022 - $64.2 million) (note 24b).
(2)Includes amounts related to the Öksüt Mine, payable to the Turkish government authorities and amounts related to the Mount Milligan Mine, payable to H.R.S. Resources Corp.
(3)Royal Gold holds a streaming interest in the production at the Mount Milligan Mine. As a result, when a trade receivable is recorded in relation to a third-party customer gold and copper concentrate delivery, a corresponding liability to Royal Gold is recorded.